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                       State Street Bank and Trust Company
                              2 Avenue de Lafayette
                                Boston, MA 02111



February 7, 2000

VIA EDGAR

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

Attention:  Office of Filings, Information & Consumer Service

RE:  The Select Sector SPDR Trust (the "Trust")
File Nos. 333-57791; 811-08837
Post-Effective Amendment No. 2


Dear Sir/Madam:

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectus for the above-referenced Trust does not differ from those contained in Post-Effective Amendment No. 2 (the "Amendment") to the Trust's Registration Statement on Form N-1A. The Amendment was filed electronically on January 28, 2000.

Any comments or questions with respect to this filing should be directed to my attention at (617) 662-3966.

Sincerely,


/s/ Michael E. Gillespie
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Michael E. Gillespie
Vice President and Associate Counsel